Structured entities - Carrying amount of interest held in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Collective investment vehicles and limited partnerships
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Maximum exposure to loss from interests in structured entities	£ 45,991	£ 86,630
Securitisation vehicles
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Maximum exposure to loss from interests in structured entities	1,186	2,403
Interest rate derivatives provided to securitisation vehicles
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Maximum exposure to loss from interests in structured entities	£ 5	£ 22